Depreciation, Amortization and Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Summary of Depreciation, Amortization and Impairment losses

The detail of depreciation, amortization and impairment losses for the years ended December 31, 2017, 2016 and 2015, are as follows:

	For the years ended December 31,
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Depreciation	(145,873,065)	(155,826,620)	(148,421,514)
Amortization	(6,811,041)	(5,833,990)	(4,780,148)
Subtotal	(152,684,106)	(161,660,610)	(153,201,662)
Impairment (Losses) Reversals (*)	(7,937,817)	(35,926,710)	3,054,903
Total	(160,621,923)	(197,587,320)	(150,146,759)

	Balance as of
(*) Impairment Losses	Generation			Distribution			Total
	2017	2016	2015	2017	2016	2015	2017	2016	2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Impairment losses of financial assets (See Note 8.d)	55,494	—	(371,558)	(7,993,311)	(5,141,179)	(6,738,750)	(7,937,817)	(5,141,179)	(7,110,308)
Impairment losses of property, plant and equipment (See Note 15)	—	(30,785,531)	10,165,211	—	—	—	—	(30,785,531)	10,165,211
Total	55,494	(30,785,531)	9,793,653	(7,993,311)	(5,141,179)	(6,738,750)	(7,937,817)	(35,926,710)	3,054,903